Leases - Total contractual cash flow carrying amount (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total contractual cash flow	$ 20,000
Lease liabilities	20,000	$ 12,426	$ 11,465
Less than 1 year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total contractual cash flow	4,286
1-3 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total contractual cash flow	8,136
3-5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total contractual cash flow	5,754
More than 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total contractual cash flow	$ 1,824